Off-take arrangement fee	6 Months Ended
Sep. 30, 2013
Off-take arrangement fee
Off-take arrangement fee

Note 7 — Off-take arrangement fee

We incurred a one-time $7.8 million fee to a third party for their assistance in securing an off-take agreement with Sichuan Chemical.  In July 2013, we entered into a letter agreement reducing the fees to be paid to the third party by $0.4 million and recognized a gain by the same amount. We expensed this arrangement fee when incurred.  See also Note 20 — Restatement.